Share-Based Incentives	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Incentives	Share-Based Incentives
The Company has issued Class B common shares (Class B shares), Class C common shares (Class C shares) and restricted share units to certain executives and directors of the Company. The Class B shares and Class C shares rank pari passu with each other in all respects.
Class C Shares and Restricted Share Unit Plan
During 2021, the Company designated a new class of voting Class C shares and also adopted a related restricted share unit plan and French sub-plan (collectively the “RSU Plan”). The RSU Plan provides for the award of restricted share units to certain executives of the Company (each a “Participant”).
Grants under the RSU plan are split evenly between restricted share units and performance share units (collectively referred to as RSUs) which are adjusted for personal performance (range of 75% to 125% of target) and Company performance (range of 50% to 150% of target), respectively, after one year following the date of grant. RSUs are generally granted on March 1 of a given year, and the target number of RSUs initially granted is determined based on a long-term incentive (“LTI”) target award amount divided by the latest U.S. GAAP book value (or common shareholder’s equity) per share published as of December 31.
The RSUs are granted at $nil consideration and cliff vest after a three year vesting period from the date of grant, in accordance with the terms set out in the RSU Agreement provided to the Participant. An acceleration of the vesting period will occur under certain circumstances, including death or permanent disability of the Participant or change of control for the Company. Notwithstanding these provisions, the Company's Board of Directors has authority to accelerate the vesting period at its own discretion. The RSUs are eligible for imputed dividends which are subject to the same forfeiture provisions as the related RSUs. RSUs do not entitle the holder to any voting rights for the Company. RSUs are settled in Class C shares following the settlement date into unrestricted Class C shares of the underlying RSUs.
Class C shares can also be purchased by or granted to certain executives or non-executive directors of the Company, provided requisite approvals have been granted, at the discretion of the Company's Board of Directors. Purchases of Class C shares are based on the latest U.S. GAAP book value as of the applicable valuation date.
Unrestricted Class C shares can be sold back to the Company at a redemption price based on the Company’s U.S. GAAP book value per share as of the applicable valuation date, at the discretion of the Company as further defined in the RSU Agreement and RSU Plan. The RSU Plan requires that the Participant can only sell Class C shares back to the Company provided that the Participant holds cumulative Class B and Class C shares and RSUs in the amount of a minimum of two times their gross annual long-term incentive (LTI) target value, unless otherwise agreed (the “Minimum Holding Requirement”).
Class B Shares
During 2017, the Company designated a class of voting Class B shares. Prior to the approval of the new Class C shares and related RSU Plan in 2021, Class B shares could either be purchased by or granted to certain executives or non-executive directors of the Company at the discretion of the Company in line with the provisions set out in the Class B Certificate of Designation, or any sub-plan or addendum thereto. Effective 2021, the Company no longer grants Class B shares or authorizes new purchases of Class B shares.
Prior to 2021, grants of restricted Class B shares were made by the Company twice per year as of March 1 or September 1, and the number of shares granted was determined based on a LTI award amount divided by the latest U.S. GAAP book value (or common shareholder's equity) per share published as of the most recent valuation date, being either December 31 or June 30. The granted Class B shares in some instances were issued net of share equivalent to settle related withholding taxes. Restricted Class B shares were granted at $nil consideration and are restricted from sale for a period of up to three years from the date of grant. An acceleration of the restriction period may occur under certain circumstances, including death, permanent disability, retirement of the shareholder, or change of control for the Company. Notwithstanding these provisions, the Company's Board of Directors has authority to accelerate the restriction period at its own discretion. Purchases of unrestricted Class B shares were based on the latest U.S. GAAP book value as of the applicable valuation date.
Unrestricted Class B shares can be sold back to the Company, subject to the Minimum Holding Requirement or any applicable restrictions as per the Class B Certificate of Designation.
Summary of Activity
Restricted Class B shares, Class C shares and RSUs granted are recognized at fair value over the requisite service period. The Company has elected to recognize forfeitures as they occur rather than estimating service-based forfeitures over the requisite service period.
The Class B shares, Class C shares and RSUs are accounted for as liabilities, with $24 million and $15 million included in Accounts payable, accrued expense and other in the Consolidated Balance Sheets at December 31, 2021 and 2020, respectively. The compensation expense related to Class B shares, Class C shares and RSUs for the years ended December 31, 2021, 2020, and 2019 was $13 million, $11 million and $10 million, respectively, included in Other expenses in the Company's Consolidated Statements of Operations. There were repurchases by the Company of $3 million and $11 million Class B shares for the years ended December 31, 2021 and 2020, respectively.
The following table provides an activity summary of the Company's Class B shares, Class C shares, and RSUs outstanding:

RSUs (1)
Outstanding December 31, 2020	—
Granted	263,214
Outstanding December 31, 2021	263,214

(1) For RSUs, the number of grants in the table are shown at the maximum number that can be attained if the performance conditions are fully met for personal and Company performance.

	Restricted Class C shares	Unrestricted Class C shares	Total Class C shares
Outstanding December 31, 2020	—	—	—
Granted	7,373	—	7,373
Purchased	—	2,072	2,072
Outstanding December 31, 2021	7,373	2,072	9,445

	Restricted Class B shares	Unrestricted Class B shares	Total Class B shares
Outstanding December 31, 2018	161,810	183,834	345,644
Granted	117,929	—	117,929
Purchased	—	18,875	18,875
Repurchased	(100,407)	(100,273)	(200,680)
Outstanding December 31, 2019	179,332	102,436	281,768
Granted	167,202	—	167,202
Purchased	—	38,838	38,838
Repurchased	(129,583)	(83,561)	(213,144)
Expiration of restricted period	(27,785)	27,785	—
Outstanding December 31, 2020	189,166	85,498	274,664
Repurchased	(29,048)	(22,957)	(52,005)
Expiration of restricted period	(20,298)	20,298	—
Outstanding December 31, 2021	139,820	82,839	222,659